Summary of Significant Accounting Policies (Details) - Schedule of accounts receivables net - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Schedule of accounts receivables net [Abstract]
Accounts Receivable – Total	$ 840,998	$ 501,538
Less: Allowance for Doubtful Accounts	(14,300)	(14,300)
Accounts Receivable – Net	$ 826,698	$ 487,238